Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000228148_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%
C000228148_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.85%
C000199108_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.84%
C000199108_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.89%
C000199108_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.43%
C000204787_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	54.28%
C000204787_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.54%
C000204787_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%
C000201710_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%
C000201710_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.17%
C000201710_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.17%
C000236518_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%
C000236518_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%
C000249668_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.84%
C000249668_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.89%
C000249668_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000196739_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%
C000196739_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.92%
C000196739_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.28%
C000108059_3_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%
C000108059_3_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.17%
C000108059_3_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.70%
C000228148_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.56%
C000228148_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	0.96%
C000199108_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.60%
C000199108_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.38%
C000199108_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.60%
C000204787_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	60.37%
C000204787_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.55%
C000204787_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.65%
C000201710_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%
C000201710_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.81%
C000201710_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.93%
C000236518_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.51%
C000236518_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%
C000236518_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%
C000236518_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.43%
C000249668_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.84%
C000249668_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.86%
C000249668_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.72%
C000249668_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.84%
C000249668_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.13%
C000249668_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.63%
C000196739_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%
C000196739_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.39%
C000196739_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.02%
C000196739_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%
C000196739_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.25%
C000196739_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.85%
C000196739_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.12%
C000196739_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.87%
C000196739_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.86%
C000108059_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%
C000108059_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.24%
C000108059_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.64%
C000108059_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%
C000108059_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.47%
C000108059_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.35%
C000108059_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%
C000108059_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.08%
C000108059_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.05%
C000108059_2_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%
C000108059_2_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.66%
C000108059_2_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.45%